DISPOSAL OF SUBSIDIARIES	12 Months Ended
Dec. 31, 2017
DISPOSAL OF SUBSIDIARIES
DISPOSAL OF SUBSIDIARIES

34.    DISPOSAL OF SUBSIDIARIES

On March 31, 2016, SSJ disposed Solar Tech K.K (“ST”), one of its subsidiaries, which was in a net liability position, to a third party for JPY 900,000 yen (USD 8 thousand) and recognized a gain of USD 1.7 million.

Thousand USD
Current Assets	924
Cash and cash equivalents	628
Trade and other receivables	213
Deferred tax assets	83
Non-current Assets	4,578
IPP solar parks	3,758
Long term deposit and others	820
Current Liabilities	(696)
Trade and other payables	(689)
Tax payable	(7)
Non-current Liabilities	(6,484)
Borrowings	(6,484)
Net liabilities disposed of	(1,678)

Gain on disposal of a subsidiary is as follows:

Thousand USD
Cash Consideration received	8
Net liabilities disposed of	1,678
Gain on disposal of a subsidiary	1,686

Net cash outflow on disposal of a subsidiary is as follows:

Thousand USD
Cash and cash equivalent balances disposed of	628
Cash received as consideration	8
Net cash outflow arising on disposal	620

On September 29, 2016, Energy Capital Investment II sarl (“ECI”), a subsidiary of the Group, entered into a share purchase agreement with Jade Fair Precision Ltd. (“Jade”), to sell its 25 preferred shares in 1088526 B.C. Ltd. (“1088526”), who owns Sky Solar (Canada) FIT 1 LP and its 15 commercial and industrial solar facilities in Canada.  The Group continues to own a 75% equity interest and is able to appoint two out of four directors in the board of directors of 1088526.  As a result of the transaction, the Group concluded it no longer was able to exercise control, but continued to have significant influence over the investee for (1) all the key relevant activities, including appointment or removal of the O&M manager and asset manager, determination and amendment of the annual budget, capital expenditure, and approval of bank borrowing etc., of 1088526 requires consent from the other shareholders; and (2) the other shareholder have the rights to the majority of the variable returns from its involvement with the investee. The Group’s residual investment in 1088526 was measured at fair value, determined based on a discounted cash flow model of the underlying solar parks. The consideration received for the 25 preferred shares in 1088526 is CAD10.6 million (USD8.0 million). The Group recognized a gain of USD10 million upon the disposal of subsidiary.

Thousand USD
Current Assets	3,882
Cash and cash equivalents	3,260
Trade and other receivables	397
Other current asset	225
Non-current Assets	13,089
IPP solar parks	13,089
Current Liabilities	(1,036)
Trade and other payables	(134)
Borrowing	(902)
Non-current Liabilities	(16,957)
Long-term borrowing	(15,539)
Swap liability	(1,418)
Net liabilities disposed of	(1,022)

Gain on disposal of a subsidiary is as follows:

Thousand USD
Cash Consideration received in:	7,998
Net liabilities disposed of	1,022
Cumulative gain/loss on hedging instrument reclassified from equity on loss of control of subsidiary	(1,126)
Re-evaluate fair value of residual investment	2,188
Gain on disposal of a subsidiary	10,082

Net cash inflow on disposal of a subsidiary is as follows:

Thousand USD
Consideration received in cash and cash equivalent	7,998
Less: Cash and cash equivalent balances disposed of	(3,260)
Net cash inflow arising on disposal	4,738

In January 2017, Energy Capital Investment II sarl (“ECI”), a wholly-owned subsidiary of the Group, entered into a share purchase agreement with Jade Fair Precision Ltd. the (“Jade”), to sell its 25 preferred share in the capital of 1091187 B.C, Ltd. (“1091187”), with total purchase price of CAD4.0 million (USD3.0 million). 1091187 was incorporated with total capital of 75 common shares and 25 preferred shares, and owns Sky Solar (Canada) FIT 2 LP (“FTP 2LP”) and its 6 operating solar facilities.  The subsidiary was reclassified as held for sale as of December 31, 2016, and the transaction was completed in January 2017. The Company has significant influence over 1091187 B.C, Ltd. after this transaction. The Group’s residual investment in 1091187 was measured at fair value, determined based on a discounted cash flow model of the underlying solar parks. The consideration received for the 25 preferred shares in 1091187 is CAD4.0 million (USD3.0 million). The Group recognized a gain of USD1.4million upon the disposal of subsidiary.

Thousand USD
Current Assets	295
Cash and cash equivalents	284
Trade and other receivables	11
Non-current Assets	3,294
IPP solar parks	3,253
Other Non-current Assets	41
Current Liabilities	(143)
Trade and other payables	(62)
Borrowing	(81)
Non-current Liabilities	(1,319)
Long-term borrowing	(1,319)
Net Assets disposed of	2,127

Gain on disposal of a subsidiary is as follows:

Thousand USD
Cash Consideration received in:	2,979
Net assets disposed of	(2,127)
Re-evaluate fair value of residual investment	612
Gain on disposal of a subsidiary	1,464

Net cash inflow on disposal of a subsidiary is as follows:

Thousand USD
Consideration received in cash and cash equivalent	2,979
Less: Cash and cash equivalent balances disposed of	(284)
Net cash inflow arising on disposal	2,695

In January 2017, Sonusco Limited and Neurlus Limited, subsidiaries of the Group in Greece, entered into share purchase agreements with A.W. Aktina Wind Limited, to sell all shares of companies based in Cypriot, all of which hold 20 operating solar parks in Greece with capacity of 23.0 MW. The total purchase price was about EUR39.7 million (USD41.9 million). These subsidiaries were reclassified as held for sale as of December 31, 2016. The transaction was completed in April 2017, and the Group recorded a gain of USD 416 thousand.

Thousand USD
Current Assets	10,590
Cash and cash equivalents	3,633
Trade and other receivables	6,957
Non-current Assets	32,827
IPP solar parks	31,431
Other Non-current Assets	1,396
Current Liabilities	(1,918)
Trade and other payables	(1,918)
Net Assets disposed of	41,499

Gain on disposal of a subsidiary is as follows:

Thousand USD
Cash Consideration received in:	41,915
Net assets disposed of	(41,499)
Gain/(Loss) on disposal of a subsidiary	416

Net cash inflow on disposal of a subsidiary is as follows:

Thousand USD
Consideration received in cash and cash equivalent	41,915
Less: Cash and cash equivalent balances disposed of	(3,633)
Net cash inflow arising on disposal	38,282